Business acquisitions (Summary of proforma information) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013
Business Combinations [Abstract]
Seadrill Partners LLC as reported - Revenues	$ 346.3	$ 261.5	$ 621.6	$ 515.8
Supplemental pro forma combined entity - Revenues			669.7	515.8
Seadrill Partners LLC as reported - Net Income	94.3	137.1	138.1	223.3
Supplemental pro forma combined entity - Net Income			$ 154.5	$ 217.3